PAYROLL EXPENSE (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) employee	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Analysis of income and expense [abstract]
Partnership, number of key employees or directors | employee	0
Payroll expense	$ 519	$ 309	$ 212
Payroll Expense [Line Items]
Directors' remuneration expense	1	1	1
General Partner
Payroll Expense [Line Items]
Directors' remuneration expense	$ 1	$ 1	$ 1